Financial Risk Management - Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	₩ 20,592	₩ 25,758
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	9,879	13,681
Convertible bonds	1,544	1,327
Derivatives	49,676	13,059
Debt instruments	76	161
Derivatives, liabilities	20,592	25,758
Convertible bonds	858,385
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments	76	161
Convertible bonds	858,385
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	9,879	13,681
Convertible bonds	1,544	1,327
Derivatives	49,676	13,059
Derivatives, liabilities	₩ 20,592	₩ 25,758